LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                        Legg Mason Investors Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                   Legg Mason U.S. Small-Capitalization Trust
                       Legg Mason Financial Services Fund

   Supplement to the Statement of Additional Information dated August 1, 2004
              Primary Class Shares, Institutional Class Shares and
                       Financial Intermediary Class Shares


The first paragraph of the section entitled "Additional Purchase and Redemption Information" on page 32 of the Statement of Additional Information is hereby deleted.




            This supplement should be retained with your Statement of Additional Information for future reference.

                      This supplement is dated May 1, 2005.